Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Details) $ in Thousands, bbl in Millions	3 Months Ended						12 Months Ended
	Mar. 31, 2025 MXN ($) $ / $ bbl	Mar. 31, 2024 bbl	Mar. 31, 2024 MXN ($) bbl	Mar. 31, 2024 bbl	Mar. 31, 2024 $ / $ bbl	Mar. 31, 2024 $ / $ bbl	Dec. 31, 2024 $ / $	Dec. 31, 2023 $ / $
Exploration and Extraction
Disclosure of detailed information about property, plant and equipment [line items]
Negative effect from decrease in production	$ 5,322,907		$ 21,434,654
Positive tax effect due to lower income in reserves	$ 1,573,687		350,807
Average foreign exchange rate | $ / $	20.3182				16.6780		20.2683	16.9220
Exchange rate effect amount			2,839,959
Exploration and Extraction
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment)	$ (9,028,380)		(7,529,638)
Negative effect from decrease in gas prices	37,489,937
Negative effect due to increase decrease in discount rate	$ 25,812,652
Pre-tax discount rate	9.99%			10.43%			10.86%	9.93%
Effect of increase decrease in volume of crude oil	$ 6,047,318		38,116,466
Positive effect due to increase decrease in discount rate			19,629,380
Negative tax effect due to higher income			$ 1,742,111
Useful life	25 years	25 years
Production forecast | bbl	6,764	6,863	6,863	6,863	6,863	6,863
Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment)	$ 3,408,052		$ 55,625
Pre-tax discount rate	14.75%			13.68%
Industrial Transformation | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	13.79%			14.46%
Average foreign exchange rate	20.3182				16.6780	16.9220